Provisions	12 Months Ended
Mar. 31, 2018
Provisions
Provisions

 16. Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease, and claims for legal and regulatory matters. For further details see “Critical accounting judgements” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of exit of the assets to which they relate, which are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions after taking into account the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

Other provisions

Other provisions comprises various provisions including those for restructuring costs and property. The associated cash outflows for restructuring costs are primarily less than one year. The timing of the cash flows associated with property is dependent upon the remaining term of the associated lease.

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
31 March 2016	571	1,215	791	2,577
Transfer of liabilities held for sale	(10)	(642)	—	(652)
Exchange movements	(17)	(32)	(1)	(50)
Amounts capitalised in the year	157	—	—	157
Amounts charged to the income statement	—	148	643	791
Utilised in the year − payments	(51)	(40)	(376)	(467)
Amounts released to the income statement	(44)	(56)	(117)	(217)
Other	—	41	(1)	40
31 March 2017	606	634	939	2,179
Disposal of subsidiaries	(14)	(3)	—	(17)
Exchange movements	(13)	(21)	(4)	(38)
Amounts capitalised in the year	59	—	—	59
Amounts charged to the income statement	—	140	325	465
Utilised in the year − payments	(33)	(57)	(324)	(414)
Amounts released to the income statement	(22)	(171)	(85)	(278)
31 March 2018	583	522	851	1,956

Provisions have been analysed between current and non-current as follows:

31 March 2018

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	17	280	594	891
Non-current liabilities	566	242	257	1,065
	583	522	851	1,956

31 March 2017

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	10	300	739	1,049
Non-current liabilities	596	334	200	1,130
	606	634	939	2,179